Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax	The Company’s income before income tax consists of:
	For the year ended December 31,
	2019	2018	2017
Non-PRC	$(7,337)	$(16,308)	$(3,123)
PRC	78,157	62,891	48,167
Total	$70,820	$46,583	$45,044

Schedule of Income Taxes Attributed

Income taxes attributed in China consist of:

	For the year ended December 31,
	2019	2018	2017
Current income tax expenses	$(11,290)	$(7,326)	$(13,260)
Deferred tax benefits	5,685	(3,146)	4,921
Total income tax expense	$(5,605)	$(10,472)	$(8,339)

Schedule of Income Before Income Taxes

The following is a reconciliation of the Company’s total income tax expenses to the amount computed by applying the PRC statutory income tax rate of 25% to its income before income taxes for the years ended December 31, 2019, 2018 and  2017:

	For the year ended December 31,
	2019	2018	2017
Income before income taxes	$70,820	$46,583	$45,044
Income tax expense at the PRC statutory rate	(17,705)	(11,646)	(11,261)
International tax rate differential	(1,827)	(3,929)	(781)
Super deduction for research and development expenses	2,310	1,835	1,257
Non-deductible expenses	685	(1,865)	(577)
Other adjustments	(486)	14	(5)
Effect of preferential tax rate	7,018	6,562	5,406
Change in valuation allowance	4,415	(1,429)	(2,309)
Effect of PRC withholding tax	(15)	(14)	(69)
Income tax expense	$(5,605)	$(10,472)	$(8,339)

Schedule Company's Deferred Tax Assets

The tax effects of temporary differences that give rise to the Company’s deferred tax assets are as follows:

	December 31,
	2019	2018
Inventories	394	355
Accrued expenses	4,184	3,761
Deferred government grants	985	1,066
Fixed assets	4,160	3,115
Tax losses carried forward	4,420	5,212
Less: valuation allowance	(2,775)	(7,711)
Deferred tax assets	$11,368	$5,798

Schedule of Changes in Unrecognized Tax Benefits

The changes in unrecognized tax benefits are as follows:

	For the year ended December 31,
	2019	2018	2017
Balance at January 1	1,681	1,873	1,842
Additions for tax positions of the current year	—	7	271
Additions for tax positions of the prior years	—	—	—
Settlement with the taxing authority	—	—	—
Lapse of statute of limitations	(777)	(199)	(240)
Balance at December 31	$904	$1,681	$1,873